Non-trading securities - Additional information (Detail) - Insurance subsidiary [Member] ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2016 JPY (¥)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2016 JPY (¥)	Sep. 30, 2015 JPY (¥)	Mar. 31, 2016
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 21,156	¥ 24,603	¥ 34,986	¥ 33,884
Non-trading securities realized gain	2,435	3,005	3,353	3,490
Non-trading securities realized loss	727	20	1,064	138
Total proceeds received from disposals	¥ 22,864	27,588	¥ 37,275	37,236
Total number of non-trading securities that are in an unrealized loss positions	63		63		52
Other-than-temporary impairment loss recognized for non-trading equity securities	¥ 271	433	¥ 872	433
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities	¥ 24		¥ 210
Other-than-temporary impairment loss recognized within other comprehensive income (loss)		¥ (27)		¥ 20